(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	SEC FILE NUMBER: 001-16201

For Period Ended: March 31, 2004
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Global Crossing Limited

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Full Name of Registrant

_____________________________________________________________________________________________

Former Name if Applicable

Wessex House, 45 Reid Street

_____________________________________________________________________________________________

Address of Principal Executive Office (Street and Number)

Hamilton, Bermuda HM12

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City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant was unable to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2004 in a timely manner because it has not yet completed its quarterly financial statements. As previously disclosed, the Registrant is conducting a review of its previously reported financial statements for the years ended December 31, 2003 and 2002, including respective interim periods, and its accrued cost of access liabilities and cost of access expenses and the related internal control environment. The Registrant previously announced that, pending the ongoing review, it was postponing the filing of its Quarterly Report on Form 10-Q for the quarter ended March 31, 2004. Until the review is completed, the Registrant will be unable to finalize its quarterly financial statements. If necessary, following the completion of the review, the Registrant will amend its previously filed periodic reports.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

John B. McShane	(441)	296-8600
____________________________________ (Name)	_____________________ (Area Code)	_________________________________ (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐ Yes ☒ No

The information required under Part III of the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2003 has not been filed.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

A reasonable estimate of any change in results cannot be made due to the reasons disclosed in Part III of this Form 12b-25.

Global Crossing Limited

_____________________________________________________________________________________________

             (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 21, 2004	By	/s/ John B. McShane

	Name:	John B. McShane
	Title:	General Counsel